Intangible Assets and Unfavorable Lease Terms (Schedule 3) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Intangible Assets And Unfavorable Lease Terms [Abstract]
2013	$ 38,451
2014	27,608
2015	22,335
2016	17,526
2017	17,526
2018 and thereafter	37,033
Total	$ 160,476